KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2023
(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 138.5%
Equity Investments(1) — 138.0%
Midstream Energy Company(2) — 116.4%
Aris Water Solutions, Inc.	478	$6,773
Cheniere Energy, Inc.	756	119,012
Cheniere Energy Partners, L.P.	300	14,850
DT Midstream, Inc.	919	46,119
Enbridge Inc.(3)	862	32,357
Energy Transfer LP	16,788	212,532
Energy Transfer LP — Series A Preferred Units(4)	2,000	1,895
Enterprise Products Partners L.P.	7,281	185,892
Enterprise Products Partners L.P. — Convertible Preferred Units(5)(6)(7)	23	22,181
Kinder Morgan, Inc.	1,480	25,240
Kinetik Holdings Inc.	546	16,232
Magellan Midstream Partners, L.P.	988	52,528
MPLX LP	3,714	128,626
MPLX LP — Convertible Preferred Units(5)(6)(8)	2,255	78,104
ONEOK, Inc.	807	52,791
Pembina Pipeline Corporation(3)	898	29,477
Plains All American Pipeline, L.P.	9,518	126,117
Plains All American Pipeline, L.P. — Series B Preferred Units(9)	2,452	2,256
Plains GP Holdings, L.P. — Plains AAP, L.P.(6)(10)	1,622	22,566
Streamline Innovations Holdings, Inc. — Series C Preferred Shares(5)(6)(11)(12)(13)	4,125	20,006
Targa Resources Corp.(14)	1,739	128,868
TC Energy Corporation(3)	1,090	43,389
The Williams Companies, Inc.	4,456	134,111
Western Midstream Partners, LP	3,570	92,859
		1,594,781
Renewable Infrastructure Company(2) — 10.3%
Atlantica Sustainable Infrastructure plc(3)	1,825	50,368
Brookfield Renewable Partners L.P.(3)	625	16,332
Clearway Energy, Inc. — Class A	111	3,307
Clearway Energy, Inc. — Class C	403	12,643
Enviva Inc.	248	10,794
Innergex Renewable Energy Inc.(3)	735	7,830
NextEra Energy Partners, LP	468	30,984
Northland Power Inc.(3)	377	9,146
		141,404

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2023
(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Utility Company(2) — 10.0%
Duke Energy Corporation	206	$19,399
Eversource Energy	95	7,129
NextEra Energy, Inc.	262	18,638
Sempra Energy	398	59,714
TransAlta Corporation(3)	1,016	8,238
Xcel Energy Inc.	374	24,130
		137,248
Energy Company(2) — 1.3%
Phillips 66	167	17,088
Total Equity Investments (Cost — $1,785,697)		1,890,521
	Interest Rate	Maturity Date	Principal Amount
Debt Investments — 0.5%
Midstream Energy Company(2) — 0.5%
Energy Transfer LP	5.30%	4/15/47	$750	634
EQM Midstream Partners, LP	6.50	7/15/48	4,750	3,538
Kinder Morgan, Inc.	5.55	6/1/45	620	560
Plains All American Pipeline, L.P.	4.90	2/15/45	750	589
The Williams Companies, Inc.	5.10	9/15/45	750	658
Total Debt Investments (Cost — $7,317)				5,979
Total Long-Term Investments — 138.5% (Cost — $1,793,014)				1,896,500
Liabilities	Strike Price	Expiration Date	No. of Contracts	Notional Amount(15)
Call Option Contracts Written(13)
Midstream Energy Company(2)
Targa Resources Corp. (Premiums Received — $98)	$82.50	4/21/23	1,000	$7,410	(70)
Debt	(310,789)
Mandatory Redeemable Preferred Stock at Liquidation Value	(111,603)
Current Income Tax Receivable, net	3,444
Deferred Income Tax Liability, net	(104,383)
Other Liabilities in Excess of Other Assets	(3,455)
Net Assets Applicable to Common Stockholders	$1,369,644

____________

(1)    Unless otherwise noted, equity investments are common units/common shares.

(2)    Refer to Glossary of Key Terms for definitions of Energy Company, Midstream Energy Company, Renewable Infrastructure Company and Utility Company.

(3)    Foreign security.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2023
(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(4)    Energy Transfer LP (“ET”) Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (“ET Series A Units”). ET Series A Units have a liquidation preference of $1,000 per unit and pay a quarterly distribution at a rate equal to the three-month LIBOR plus a spread of 4.028%. ET Series A Units are redeemable anytime at a redemption price of $1,000 per ET Series A Unit plus accumulated and unpaid distributions. As of February 28, 2023, the distribution rate was 8.892%.

(5)    Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(6)    The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2023, the aggregate value of restricted securities held by the Company was $142,857 (7.5% of total assets), which included $22,566 of Level 2 securities and $120,291 of Level 3 securities. See Note 7 — Restricted Securities.

(7)    Enterprise Products Partners L.P. (“EPD”) Series A Cumulative Convertible Preferred Units (“EPD Convertible Preferred Units”) are senior to the common units in terms of liquidation preference and priority of distributions, and pay a distribution of 7.25% per annum. The EPD Convertible Preferred Units are convertible into EPD common units at any time after September 29, 2025 at the liquidation preference amount divided by 92.5% of the 5-day volume weighted average price of EPD’s common units at such time.

(8)    MPLX LP (“MPLX”) Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) are convertible on a one-for-one basis into common units of MPLX and are senior to the common units in terms of liquidation preference and priority of distributions. For the quarter ended February 28, 2023, the Company received a distribution of $0.775 per MPLX Convertible Preferred Unit.

(9)   Plains All American Pipeline, L.P. (“PAA”) Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (“PAA Series B Units”). PAA Series B Units have a liquidation preference of $1,000 per unit and pay a quarterly distribution at a rate equal to the three-month LIBOR plus a spread of 4.110%. PAA Series B Units are redeemable anytime at a redemption price of $1,000 per PAA Series B Unit plus accumulated and unpaid distributions. As of February 28, 2023, the distribution rate was 8.974%.

(10)  The Company’s ownership of Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or PAA units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2023, the Company’s PAGP-AAP investment is valued at PAGP’s closing price. See Note 7 — Restricted Securities.

(11)  The Company believes that it is an affiliate of Streamline Innovations Holdings, Inc. (“Streamline”). See Note 5 — Agreements and Affiliations.

(12)  Streamline is a privately-held company. Streamline Series C Preferred Shares are convertible into common equity at any time at the Company’s option and are senior to common equity and Series A and Series B preferred shares in terms of liquidation preference and priority of distributions. Streamline Series C Preferred Shares are entitled to receive a quarterly dividend beginning on March 31, 2025, at an annual rate of 12.0%, which rate shall increase 2.0% each year thereafter to a maximum rate of 18.0%. Streamline Series C Preferred Shares are redeemable by Streamline at any time after March 31, 2025, at a price sufficient for the Company to achieve a 20.0% internal rate of return on its investment.

(13)  Security is non-income producing.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2023
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(14)  Security or a portion thereof is segregated as collateral on option contracts written.

(15)  The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of February 28, 2023.

At February 28, 2023, the Company’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	89.6%
Canada	7.7%
Europe/U.K.	2.7%

See accompanying notes to financial statements.